Document and Entity Information	Apr. 30, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Entity File Number	001-00812
Entity Registrant Name	RTX CORPORATION
Entity Central Index Key	0000101829
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0570975
Entity Address, Address Line One	1000 Wilson Blvd
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22209
City Area Code	781
Local Phone Number	522-3000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	RTX
Security Exchange Name	NYSE
2.150% Notes due 2030 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.150% Notes due 2030
Trading Symbol	RTX 30
Security Exchange Name	NYSE